Taxation - Summary of Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Net deferred tax assets	$ 43,726	$ 35,295
Deferred Tax Assets Noncurrent [Member]
Income Tax Disclosure [Line Items]
Property and equipment	569
Advances from customers	455	764
Deferred revenue	58,652	41,161
Unutilized tax losses and unused capital allowances	149,859	59,074
Others	4,869	248
Valuation allowance	(157,463)	(65,752)
Total deferred tax assets	56,941	35,495
Property and equipment	(1,293)	(200)
Intangible assets	(3,804)
Deferred channel costs	(6,584)
Others	(1,534)
Total deferred tax liabilities	$ (13,215)	$ (200)